FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

11.FAIR VALUE MEASUREMENTS

The Company’s financial instruments consist of cash, accounts payable, accrued expenses, derivative liability, warrant liability, and borrowings under its credit facilities. The Company believes that the carrying amounts of its financial instruments, including cash, accounts payable and accrued expenses approximate their fair values due to the short-term maturities of these instruments. The Company measures its derivative liability and warrant liability at fair value on a recurring basis. Borrowings under the Company’s credit facilities are carried at amortized cost; however, their estimated fair values are disclosed below. The Company uses a third-party valuation firm to assist in determining the fair value of certain financial instruments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies its financial instruments within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs for the asset or liability that are used when observable inputs are not available.

New Revolving Facility

	March 31, 2026		December 31, 2025
	Carrying		Carrying
	amount	Fair value	amount	Fair value
New Revolving Facility	$71,615	$73,282	$78,727	$79,090

The New Revolving Facility is carried at amortized cost. As of March 31, 2026 and December 31, 2025, the unamortized debt discount and issuance costs associated with the New Revolving Facility were $2.8 million and $3.8 million, respectively. The estimated fair value of the New Revolving Facility was determined using Level 2 inputs based on an estimated credit rating for the Company and the trading value of similar debt instruments with comparable credit characteristics.

Derivative Liability

The Company’s derivative liability consists of a compound embedded derivative associated with the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (the “Convertible Preferred Derivative”).

	Fair Value Measurement Using (as of March 31, 2026)
	Level 1	Level 2	Level 3	Total
Convertible Preferred Derivative	$—	$—	$9,300	$9,300

	Level 3 Rollforward – Derivative Liability (March 31, 2026)
		Change in
		fair value
	Balance at	recognized	Conversions/	Balance at
	December 31, 2025	in earnings	settlements	March 31, 2026
Convertible Preferred Derivative	$13,600	$(4,300)	$—	$9,300

The Convertible Preferred Derivative arises from the contingent redemption feature and the conversion feature embedded in those instruments (see Note 6 for further information). Both features are aggregated and valued together as a compound derivative. The mandatory redemption and conversion features do not meet the equity classification criteria under ASC 815-40 because they are not indexed solely to the Company’s own stock and are therefore accounted for as an embedded derivative instrument. Accordingly, the mandatory redemption and conversion features were bifurcated from the host convertible preferred stock and recorded as a derivative liability at fair value, with subsequent changes in fair value recorded in “Change in fair value of derivative liability and warrants” in the condensed consolidated statements of operations.

The Convertible Preferred Derivative is classified within Level 3 of the fair value hierarchy and is remeasured at fair value at each reporting date, with changes recognized in earnings. The decrease in fair value during the three months ended March 31, 2026 was primarily driven by a shorter expected time to a potential liquidity event and changes in the Company’s stock price.

The significant assumptions used in valuing the derivative liabilities as of March 31, 2026 include the following:

Convertible Preferred Derivative
	Series A	Series B
	Convertible	Convertible
Assumptions	Preferred Stock	Preferred Stock	Units
Time to Liquidity	0.15	0.15	Years
Risk free rate (continuous)	3.7%	3.7%	Percent per annum
Volatility	90.0%	90.0%	Percent
Dividend Rate	12% – 18%	12% – 18%	Percent per annum
Discount Rate	19.0%	18.0%	Percent per annum

Warrant Liability

	Warrant liability – Public (Level 1) & Private Warrants (Level 3)
	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
Balance at December 31, 2025	$45	$—	$1	$46
Change in fair value	(16)	—	—	(16)
Balance at March 31, 2026	$29	$—	$1	$30

Changes in the fair value of the warrant liability are recorded in “Change in fair value of derivative liability and warrants” in the condensed consolidated statements of operations.

During the three months ended March 31, 2026 and 2025, there were no transfers between levels.

12.	FAIR VALUE MEASUREMENTS

The Company’s financial instruments include cash, accounts payable, accrued expenses, derivative liabilities, warrant liabilities, and borrowings under its credit facilities. The specific credit facilities outstanding differed between December 31, 2025 and 2024, as described in Note 6. The Company believes that the carrying amounts of its financial instruments, including cash, accounts payable and accrued expenses approximate their fair values due to the short-term maturities of these instruments. The Company measures its derivative liability and warrant liability at fair value on a recurring basis. Borrowings under the Company’s credit facilities are carried at amortized cost; however, their estimated fair values are disclosed below. The Company uses a third-party valuation firm to assist in determining the fair value of certain financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies its financial instruments within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs for the asset or liability that are used when observable inputs are not available

New Revolving Facility

	December 31, 2025
	Carrying amount	Fair value
New Revolving Facility	$78,727	$79,090

The New Revolving Facility is carried at amortized cost. As of December 31, 2025, the unamortized debt discount and issuance costs associated with the New Revolving Facility was $3.8 million. The estimated fair values of the New Revolving Facility was determined using Level 2 inputs based on an estimated credit rating for the Company and the trading value of similar debt instruments with comparable credit characteristics.

Existing Revolving Facility and Existing Term Loan

	December 31, 2024
	Carrying amount	Fair value
Existing Revolving Facility	$82,582	$84,422
Existing Term Loan	30,047	33,151
	$112,629	$117,573

The Existing Revolving Facility and Existing Term Loan were carried at amortized cost. The estimated fair values presented in the table above were determined using Level 2 inputs based on observable market data for similar debt instruments with comparable credit characteristics. The amounts presented as of December 31, 2024, relate to borrowings under the Existing Credit Facility, which was amended and restated in full on June 12, 2025 and November 3, 2025.

Derivative Liabilities

The Company’s derivative liabilities include a compound embedded derivative associated with the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (the “Convertible Preferred Derivative”). During 2025, the Company also had an embedded conversion feature associated with the New Term Loan (the “New Term Loan Derivative”), which was extinguished on November 3, 2025 (see Notes 6 and 7 for further information).

	Fair Value Measurement Using
	(as of December 31, 2025)
	Level 1	Level 2	Level 3	Total
Convertible Preferred Derivative	—	—	$13,600	13,600

	Level 3 Rollforward – Derivative Liabilities (Year ended December 31, 2025)
			Change in fair value
			recognized in statement
	Balance at	Initial	of operations and		Balance at
	December 31,	recognition	comprehensive income	Conversions/	December 31,
	2024	at issuance	(loss)	settlements	2025
New Term Loan Derivative	$—	$3,558	$1,589	$(5,147)	$—
Convertible Preferred Derivative	$—	$31,000	$(17,400)	$—	$13,600

The Convertible Preferred Derivative arises from the contingent redemption feature and the conversion feature embedded in those instruments (see Note 7 for further information). Both features are aggregated and valued together as a compound derivative. The mandatory redemption and conversion features do not meet the equity classification criteria under ASC 815-40 because they are not indexed solely to the Company’s own stock and are therefore accounted for as an embedded derivative instrument. Accordingly, the mandatory redemption and conversion features were bifurcated from the host convertible preferred stock and recorded as a derivative liability at fair value, with subsequent changes in fair value recorded in “Change in fair value of warrants and derivative liability” in the consolidated statements of operations and comprehensive income (loss).

The fair value of the Convertible Preferred Derivative was measured using a “with and without” valuation methodology, where the fair value of the preferred stock with the embedded features, which was determined using a binomial lattice model, was compared to the fair value of the preferred stock without the embedded features, which was determined using a discounted cash flows model. The models incorporate significant unobservable inputs. These inputs include expected time to liquidity, risk-free rate, expected volatility, dividend rate, and discount rate. The Convertible Preferred Derivative is classified within Level 3 of the fair value hierarchy and is remeasured at fair value at each reporting date, with changes recognized in earnings.

The New Term Loan Derivative was also valued using a with-and-without valuation methodology that incorporated significant unobservable inputs, including net originations risk premium, enterprise value volatility, net originations volatility, risk-free rate, and a weighted probability analysis of a capital transaction. The New Term Loan Derivative was classified within Level 3 of the fair value hierarchy and was remeasured at fair through its extinguishment on November 3, 2025.

The significant assumptions used in valuing the derivative liabilities include the following:

Convertible Preferred Derivative
	Series A Convertible	Series B Convertible
Assumptions	Preferred Stock	Preferred Stock	Units
Time to Liquidity	0.39	0.39	Years
Risk free rate (continuous)	3.6%	3.6%	Percent per annum
Volatility	120.0%	120.0%	Percent
Dividend Rate	12% – 19%	12% – 19%	Percent per annum
Discount Rate	19.0%	18.0%	Percent per annum

New Term Loan Derivative
Assumptions	Percent
Net originations risk premium	3.4%
Enterprise value volatility	40.0%
Net originations volatility	14.0%
Risk-free rate	4.2%
Weighted probability analysis of a capital transaction (occur)	75.0%
Weighted probability analysis of a capital transaction (not occur)	25.0%

Warrant Liability

	Warrant liability – Public (Level 1) &
	Private Warrants (Level 3)
	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
Balance at December 31, 2024	$76	$—	$2	$78
Change in fair value	(31)	—	(1)	(32)
Balance at December 31, 2025	$45	$—	$1	$46

Changes in the fair value of the warrant liabilities are recorded in “Change in fair value of derivative liability and warrants” in the consolidated statements of operations and comprehensive income (loss).

During the years ended December 31, 2025 and 2024, there were no transfers between levels.